Leases - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease cost	$ 4,300	$ 2,927
Short-term lease cost	249	287
Variable lease cost	353	100
Total operating lease cost	$ 4,902	$ 3,314
Rent expense			$ 2,100